Share Capital and Reserves - Summary of Share Purchase Options (Detail) - Stock Option Incentive Plan [member]	12 Months Ended
	Dec. 31, 2022 shares $ / shares	Dec. 31, 2021 shares	Dec. 31, 2020 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares purchase options outstanding | shares	16,356,022	11,239,342	9,127,103
Number of shares purchase options, vested | shares	9,209,030
Weighted average exercise price per share	$ 7.55
Range Exercise Price 5.92 – 7.44 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Year of expiry	2023
Number of shares purchase options outstanding | shares	3,156,999
Number of shares purchase options, vested | shares	3,156,999
Weighted average exercise price per share	$ 6.04
Range Exercise Price 5.92 – 7.44 [member] | Bottom of Range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price per share	5.92
Range Exercise Price 5.92 – 7.44 [member] | Top of Range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price per share	$ 7.44
Range Exercise Price 1.66 – 12.40 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Year of expiry	2024
Number of shares purchase options outstanding | shares	3,188,023
Number of shares purchase options, vested | shares	3,188,023
Weighted average exercise price per share	$ 8.05
Range Exercise Price 1.66 – 12.40 [member] | Bottom of Range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price per share	1.66
Range Exercise Price 1.66 – 12.40 [member] | Top of Range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price per share	$ 12.4
Range Exercise Price 9.43 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Year of expiry	2025
Number of shares purchase options outstanding | shares	2,812,000
Number of shares purchase options, vested | shares	1,874,672
Exercise price per share	$ 9.43
Weighted average exercise price per share	$ 9.43
Range Exercise Price 7.18 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Year of expiry	2026
Number of shares purchase options outstanding | shares	2,968,000
Number of shares purchase options, vested | shares	989,336
Exercise price per share	$ 7.18
Weighted average exercise price per share	$ 7.18
Range Exercise Price 7.12 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Year of expiry	2027
Number of shares purchase options outstanding | shares	4,231,000
Number of shares purchase options, vested | shares	0
Exercise price per share	$ 7.12
Weighted average exercise price per share	$ 0